PARENT COMPANY FINANCIAL STATEMENTS (Details 3) (USD $)	3 Months Ended									12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net income	$ 1,515,000	$ 1,675,000	$ 1,720,000	$ 1,904,000	$ 1,772,000	$ 961,000	$ 1,367,000	$ 1,785,000	$ 1,709,000	$ 7,070,718	$ 5,821,874	$ 7,007,562
Adjustments to reconcile net income to net cash from operating activities:
Change in other assets	(745,000)				1,694,000					1,506,140	(3,249,889)	(2,035,285)
Change in other liabilities	(1,869,000)				(2,522,000)					(1,589,454)	4,700,176	2,174,250
Net cash from operating activities	(560,000)				(3,500,000)					3,848,702	10,783,968	11,913,173
Cash Flows From Investing Activities
Net cash from investing activities	(1,747,000)				(5,683,000)					(79,706,888)	(92,482,396)	(29,662,791)
Cash flows from financing activities
Payments on note payable											(500,000)	(800,000)
Dividends paid	(709,000)				(681,000)					(2,720,799)	(2,612,978)	(2,502,676)
Purchase of common stock	(9,000)				(91,000)					(110,847)	(218,205)	(56,549)
Net cash from financing activities	204,000				7,900,000					70,166,579	73,094,985	31,857,068
Net change in cash and cash equivalents	(2,103,000)				(1,283,000)					(5,691,607)	(8,603,443)	14,107,450
Cash and cash equivalents at beginning of year	17,168,880			21,877,000	22,860,487				31,463,930	22,860,487	31,463,930	17,356,480
Cash and cash equivalents at end of year	15,066,000	17,168,880			21,877,000	22,860,487				17,168,880	22,860,487	31,463,930
Parent Company
Cash flows from operating activities
Net income										7,071,000	5,822,000	7,008,000
Adjustments to reconcile net income to net cash from operating activities:
Equity in undistributed income of subsidiary										(3,377,000)	(2,260,000)	(3,065,000)
Change in other assets										(109,000)	11,000	(1,000)
Change in other liabilities										50,000		(1,000)
Net cash from operating activities										3,635,000	3,573,000	3,941,000
Cash Flows From Investing Activities
Investment in captive insurance subsidiary										(250,000)
Net cash from investing activities										(250,000)
Cash flows from financing activities
Payments on note payable											(500,000)	(800,000)
Dividends paid										(2,721,000)	(2,613,000)	(2,503,000)
Proceeds from issuance of common stock												1,000
Purchase of common stock										(111,000)	(217,000)	(56,000)
Net cash from financing activities										(2,832,000)	(3,330,000)	(3,358,000)
Net change in cash and cash equivalents										553,000	243,000	583,000
Cash and cash equivalents at beginning of year					1,008,000				765,000	1,008,000	765,000	182,000
Cash and cash equivalents at end of year		$ 1,561,000				$ 1,008,000				$ 1,561,000	$ 1,008,000	$ 765,000